Revenue and segment reporting (Tables)	12 Months Ended
Jun. 30, 2020
Revenue and segment reporting
Schedule of disaggregation of revenue from contracts with customers by major service lines

(a)Disaggregation of revenue from contracts with customers by major revenue stream is as follows:

	2018	2019	2020
	RMB	RMB	RMB
K-12 educational services	1,093,933	1,217,007	1,308,211
Educational training services	36,395	144,188	53,700
Study trip services	13,791	81,495	56,408
Education and management services	19,021	40,942	48,317
Others	6,208	15,393	15,963
	1,169,348	1,499,025	1,482,599

(b)Disaggregation of revenue from contracts with customers by timing of revenue recognition is as follows:

	2019	2020
	RMB	RMB
Timing of revenue recognition
Revenue recognized over time	1,304,361	1,289,758
Revenue recognized point in time	194,664	192,841
	1,499,025	1,482,599

Schedule of contract liabilities from contracts with customers

	June 30, 2019	June 30, 2020
	RMB’000	RMB’000
Current liabilities
Contract liabilities	398,951	274,874

Non-current liabilities
Contract liabilities	2,579	3,159

Schedule of the revenue and operating results by segments

The revenue and operating results by segments were as follows:

For the year ended June 30, 2018

	K‑12
	educational
	and	Educational
	management	training
	services	services	Others	Unallocated*	Consolidated
	RMB	RMB	RMB	RMB	RMB
Revenues from external customers	1,112,954	36,395	19,999	—	1,169,348
Inter-segment revenues	—	14,678	260	—	14,938
Total segment revenues	1,112,954	51,073	20,259	—	1,184,286

Segment income/ (loss) before income tax	276,587	28,820	1,157	(9,374)	297,190
Interest income	7,083	151	119	4,362	11,715
Depreciation and amortization	104,254	1	9,319	—	113,574

*    Unallocated income (expenses) are primarily related to corporate administrative costs, interest income and other miscellaneous items that are not allocated to individual segment.

For the year ended June 30, 2019

	K‑12
	educational
	and	Educational
	management	training
	services	services	Others	Unallocated*	Consolidated
	RMB	RMB	RMB	RMB	RMB
Revenues from external customers	1,257,949	144,188	96,888	—	1,499,025
Inter-segment revenues	422	2,767	6,135	—	9,324
Total segment revenues	1,258,371	146,955	103,023	—	1,508,349

Segment income/ (loss) before income tax	320,639	91,720	18,773	(6,639)	424,493
Interest income	21,244	519	1,110	1,597	24,470
Depreciation and amortization	125,676	526	7,318	—	133,520

*    Unallocated income (expenses) are primarily related to corporate administrative costs and other miscellaneous items that are not allocated to individual segment.

For the year ended June 30, 2020

	K-12
	educational and
	management	Educational
	services	training services	Others	Unallocated*	Consolidated
	RMB	RMB	RMB	RMB	RMB
Revenues from external customers	1,356,528	53,700	72,371	—	1,482,599
Inter-segment revenues	1,129	6,360	11,818	—	19,307
Total segment revenues	1,357,657	60,060	84,189	—	1,501,906

Segment income/ (loss) before income tax	480,095	17,122	405	(9,100)	488,522
Interest income	23,142	154	322	1,215	24,833
Interest on lease liabilities	3,968	326	69	—	4,363
Depreciation and amortization	157,612	1,947	6,274	—	165,833

*   Unallocated income (expenses) are primarily related to corporate administrative costs and other miscellaneous items that are not allocated to individual segment.